DECONSOLIDATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
DECONSOLIDATION OF SUBSIDIARIES [Abstract]
DECONSOLIDATION OF SUBSIDIARIES
NOTE T—DECONSOLIDATION OF SUBSIDIARIES

As of December 31, 2009, Community Bank of Rowan ("CBR") and Summit Bank of Kansas City were majority-owned subsidiaries of CDBL III of which Capitol ceased to have majority voting control effective September 30, 2009 when the previously-nonvoting Class B shares of CDBL III became voting.  Accordingly, those banks and CDBL III ceased to be consolidated subsidiaries of Capitol and assets approximating $257.7 million and related equity amounts were removed from the consolidated balance sheet.  Effective June 30, 2010, CDBL III transferred its controlling interest in CBR to Capitol in exchange for preferred stock of Capitol and, accordingly, CBR became a consolidated subsidiary of Capitol on that date.  CBR was sold in 2011 (see Note L).